STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,686,537)	$ (5,308,939)	$ (2,689,763)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	$ 34,240	385,773	$ 56,209
Loss on intangible assets		12,283
Loss (gain) on disposal of fixed assets	$ (8,000)	(17,353)	$ (10,000)
Stock-based compensation	$ 561,031	873,613	$ 1,130,936
Loss from change in fair value of derivative liabilities		449,600
Interest expense - amortization of note discounts	$ 313	228,404	$ 303,379
Changes in operating assets and liabilities:
Accounts receivables	$ 15,636	2,958	$ (9,784)
Inventory		(65,668)
Prepaid expenses and other current assets	$ (27,116)	$ 18,147	$ (16,988)
Other assets	(15,817)
Accounts payable and accrued expenses	$ (298,686)	$ 36,415	$ (74,235)
Deferred revenue			(24,000)
Net cash used in operating activities	$ (2,424,936)	$ (3,384,767)	(1,334,246)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for development of patents	(5,165)	(4,483)	(18,421)
Purchase of property and equipment	(1,437,092)	(193,479)	(101,960)
Cash received from disposal of equipment	8,000	17,353	10,000
Net cash used in investing activities	(1,434,257)	$ (180,609)	$ (110,381)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	$ 2,534,000
Proceeds from exercise of common stock options		$ 880,000
Proceeds from issuances of notes payable	$ 4,500,000	637,500	$ 2,025,000
Principal payments on notes payable	(25,000)	(144,559)	$ (250,000)
Common stock repurchase	(822,153)	(111,884)
Net cash provided by financing activities	6,186,847	1,261,057	$ 1,775,000
NET INCREASE (DECREASE) IN CASH	2,327,654	(2,304,319)	330,373
CASH - beginning of period	375,235	2,702,889	44,862
CASH - end of period	2,702,889	398,570	375,235
ADDITIONAL CASH FLOW INFORMATION
Interest paid	8,170	75,315	34,954
Income taxes paid	$ 800	$ 800	$ 800
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Number of common shares callable	20,000	321,305	700,000
Note issued fair value	$ 11,000	$ 692,000	$ 262,000
Number of options issued	15,000	35,000	560,541
Stock issued fair value	$ 13,000	$ 25,000	$ 729,000
Stock repurchased recorded as accured liability		$ 112,000
Number of common shares converted	5,447,194
Value of common shares converted	$ 7,217,000
Shares cancelled and repurchased	$ 351,000